CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING REVENUES
Sales Revenue Net	$ 5,492	$ 6,875	$ 6,645
Type of Revenue [Extensible List]	us-gaap:EntertainmentMember	us-gaap:EntertainmentMember	us-gaap:EntertainmentMember
COSTS OF REVENUES
Cost of goods and services sold	$ (2,584)	$ (2,956)	$ (3,064)
Type of Cost, Good or Service [Extensible List]	us-gaap:EntertainmentMember	us-gaap:EntertainmentMember	us-gaap:EntertainmentMember
GROSS PROFIT	$ 2,908	$ 3,919	$ 3,581
OPERATING EXPENSES
Product development and engineering expenses	(1,449)	(1,327)	(1,186)
Selling and marketing expenses	(1,729)	(1,618)	(1,995)
General and administrative expenses	(3,697)	(3,121)	(3,182)
Impairment loss on property, plant and equipment (Note 4)			(109)
Impairment loss on intangible assets (Note 4)			(15)
Impairment loss on prepaid licensing and royalty fees (Notes 3 and 4)	0	0	(85)
Bad debt expense (Note 6)	(7)	(5)	(24)
Operating Expenses	(6,882)	(6,071)	(6,596)
LOSS FROM OPERATIONS	(3,974)	(2,152)	(3,015)
NON-OPERATING INCOME (EXPENSES)
Interest income	252	613	1,483
Gain on disposal of marketable securities (Note 8)	125
Foreign exchange gain (loss), net	122	199	(68)
Other	50	47	(59)
Nonoperating Income (Expense), Total	549	859	1,356
LOSS BEFORE INCOME TAXES	(3,425)	(1,293)	(1,659)
NET LOSS ATTRIBUTABLE TO SHAREHOLDERS OF GIGAMEDIA	$ (3,425)	$ (1,293)	$ (1,659)
LOSS PER SHARE ATTRIBUTABLE TO GIGAMEDIA
Basic and Diluted:	$ (0.31)	$ (0.12)	$ (0.15)
WEIGHTED AVERAGE SHARES USED TO COMPUTE LOSS PER SHARE ATTRIBUTABLE TO GIGAMEDIA SHAREHOLDERS (Note 2)
Basic	11,052	11,052	11,052
Diluted	11,052	11,052	11,052